INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses
	Year ended December 31,
	2014	2015	2016
Current Tax Expenses	$—	$1,786,092	$7,357,623
Deferred Tax Expenses (Benefit)	—	(648,271)	466
Total	$—	$1,137,821	$7,358,089

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2016
Net operating loss carried forward	$22,549,975	$20,039,534
Bad debt provision	163,120	1,524
Government grants related to assets	166,922	217,661
Long-lived asset impairment&depreciation	19,624,021	18,113,967
Others	485,776	942,466
Sub-total	42,989,814	39,315,152
Valuation Allowance	(42,362,849)	(38,729,208)
Total	$626,965	$585,944

Schedule of Changes of Valuation Allowance
	Year ended December 31,
	2014	2015	2016
Beginning balance	$56,633,867	$50,109,751	$42,362,849
Reversal	(5,168,917)	(5,708,268)	(932,833)
Foreign exchange effect	(1,355,199)	(2,038,634)	(2,700,808)
Ending Balance	$50,109,751	$42,362,849	$38,729,208

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2014	2015	2016
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(9)%	(8)%	(10)%
Effect of different reversal rate	1%	—%	—%
Additional tax deductions	(8)%	(12)%	(1)%
Different tax rate in other jurisdictions	6%	8%	1%
Changes in valuation allowance	—%	(3)%	(1)%
Tax credits	(15)%	(3)%	—%
Withhold tax	—%	1%	—%
Effective tax rate	—%	8%	14%